December 5, 1995



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, D.C.  20549

Re:  Dreyfus BASIC Municipal Fund, Inc.
     Registration Statement File No. 33-42162
     CIK No.: 878092

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 9 to the Registration Statement, electronically filed with the Securities and Exchange Commission on November 29, 1995.

                                   Very truly yours,





                                   Joni Lacks Charatan
                                   Assistant General Counsel
                                   The Dreyfus Corporation
JLC:wjl